NOTES PAYABLE - Note payable, related party (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
NOTES PAYABLE
Note payable - related party	$ 486,250	$ 561,750
Less: debt discount - related party		(50,918)
Note payable - related party, net	$ 486,250	$ 510,832